411 East Wisconsin Avenue Milwaukee, Wisconsin 53202-4497 Tel 414.277.5000 Fax 414.271.3552 www.quarles.com	Attorneys at Law in: Phoenix and Tucson, Arizona Naples, Florida Chicago, Illinois Milwaukee and Madison, Wisconsin

Writer’s Direct Dial: 414.277.5629 E-Mail: aketter@quarles.com

August 20, 2008

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:
Wisconsin Capital Funds, Inc. (the “Registrant”)
1933 Registration No. 333-141917
1940 Act File No. 811-22045

Rule 497(j) Certification for Prospectus and Statement of Additional  Information in Connection with Post-Effective Amendment No. 1 to Registration Statement on Form N-1A

Ladies and Gentlemen:

This is to certify that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933 in connection with Post-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant named above would not have contained any changes as compared to the forms of the Prospectus and Statement of Additional Information included in said Amendment. Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

The Amendment was filed on July 30, 2008 pursuant to Rule 485(b) and automatically became effective on August 1, 2008. The definitive Prospectus and Statement of Additional Information are dated August 1, 2008.

Very truly yours,

QUARLES & BRADY LLP

/s/ Andrew D. Ketter

Andrew D. Ketter
cc:	Ms. Connie Redman